Loss before Income Taxes - Loss Before Income Taxes (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share based payments expense^
Performance rights granted		$ 4,857,249		$ 11,307,550	$ 2,305,467	$ 52,525
Share rights granted		444,480		2,260,399
Options granted		52,700		962,800	2,162,519	5,014,137
Total expense from share-based payment transactions		5,354,429	$ 8,601,681	14,530,749	4,467,986	5,066,662
Borrowing costs
Interest accrued on loan notes						2,052,817
Loss on redemption of loan notes						1,183,292
Unwinding of fair value gain		25,945		43,979	30,203	32,427
Interest accrued on borrowings		917,476		1,468,569	140,668	304,734
Total borrowing costs		$ 943,421		$ 1,512,548	170,871	3,573,270
Impairment losses
Fixed assets written off	[1]				2,002,399	141,278
Total impairment losses					$ 2,002,399	$ 141,278

[1]	Impairments recognized during the twelve months ended June 30, 2021, relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Group’s strategic alliance with US-based Harper International Corporation. This amount represents the net book value of fixed assets written off.